Cash and Cash Equivalents Disclosure	6 Months Ended
Jun. 30, 2015
Cash and Cash Equivalents Disclosure [Text Block]

CASH, CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents and short terms investments are comprised of the following:

	06 - 30 - 2015	12 - 31 - 2014
Total cash and cash equivalents	10,851	11,142
Short term investments	1,000	1,000
Total cash and cash equivalent and short term investments	11,851	12,142

Short term investments are comprised of money market funds. The aggregate fair value of the short term investments is consistent with their book value.